Contingencies (Non-Engle Progeny Cases Trial Results) (Details) (Individual Smoking And Health Cases [Member], USD $)	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended				12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2011 California/Boeken [Member]	Feb. 28, 2010 California/Bullock [Member]	Dec. 31, 2011 California/Bullock [Member]	Dec. 31, 2011 California/Bullock [Member]	Dec. 31, 2009 California/Bullock [Member]	Dec. 31, 2002 California/Bullock [Member]	Oct. 31, 2002 California/Bullock [Member]	Dec. 31, 2011 Oregon/Schwarz [Member]	Jan. 20, 2012 Oregon/Williams [Member]	Dec. 31, 2011 Oregon/Williams [Member]	Dec. 31, 2011 Oregon/Williams [Member]
Loss Contingencies [Line Items]
Loss contingency, period of occurrence	August 2011			October 2002				March 2002			March of 1999
Compensatory damages jury award total excluding interest							$ 850,000	$ 168,500		$ 800,000	$ 800,000
Compensatory damages jury award allocation amount	12,800,000
Punitive damages reduced award total						28,000,000		100,000,000		32,000,000	32,000,000
Punitive damages jury award allocation amount							28,000,000,000	150,000,000		79,500,000	79,500,000
Appeals bond posted by PM USA	12,800,000	14,700,000						58,300,000
Loss contingency, appeal bond date	November 4, 2011			February 2010				October 2002
Loss contingency, damages recorded			14,000,000							48,000,000
Loss contingency, interest accrued			3,000,000							54,000,000
Loss contingency, total damages recorded			14,700,000	14,700,000
Loss contingency, total interest accrued			4,100,000	4,100,000
Escrow funds returned				43,300,000
Escrow funds returned date				July 2008
Appeal bond release date								January 2011
Punitive damages judgment award total					13,800,000
Loss contingency, damages paid											61,100,000
Loss contingency, court reduction date								May 2002
Court ordered costs returned to defendant								500,000
Medical expenses awarded										21,500	21,500
Percentage of punitive damages paid to the plaintiff											40.00%
Percentage of punitive damages allegedly payable to state											60.00%
Judgment costs and interest paid									$ 102,000,000